Acclivity Small Cap Value Fund

Class I Shares (Symbol: AXVIX)

Class N Shares (Symbol: AXVNX)

Acclivity Small Cap Growth Fund

Class I Shares (Symbol: AXGIX)

Class N Shares (Symbol: AXGNX)

Acclivity Mid Cap Multi-Style Fund

Class I Shares (Symbol: AXMIX)

Class N Shares (Symbol: AXMNX)

Supplement dated January 4, 2019 to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2018

The following supersedes any contrary information contained in the Funds’ current Prospectus and SAI.

Acclivity Small Cap Value Fund

Only Class I and Class N shares of the Acclivity Small Cap Value Fund are currently available for sale.

Acclivity Small Cap Growth Fund and the Acclivity Mid Cap Multi-Style Fund

The Acclivity Small Cap Growth Fund and the Acclivity Mid Cap Multi-Style Fund have not commenced operations and shares of these Funds are currently not available for sale.

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You should read this Supplement in conjunction with the Prospectus and SAI dated December 31, 2018, which provide information that you should know about the Funds before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Funds at 1-855-873-3837.